Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name		dei_EntityRegistrantName	CONESTOGA FUNDS
Central Index Key		dei_EntityCentralIndexKey	0001175813
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	ccasx
Document Creation Date		dei_DocumentCreationDate	Jun. 25, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jun. 26, 2015
Prospectus Date		rr_ProspectusDate	Jun. 26, 2015
Conestoga SMid Cap Fund
Risk Return Abstract		rr_RiskReturnAbstract
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga SMid Cap Fund:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)*
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.60%
Expense Footnotes [Text Block]		rr_ExpenseFootnotesTextBlock	* The expense information in this table has been restated to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Conestoga SMid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Conestoga SMid Cap Fund | Investors Class
Risk Return Abstract		rr_RiskReturnAbstract
Management		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	[2]	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	5.48%
Other Expenses		rr_OtherExpensesOverAssets	5.73%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	6.83%
Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(5.48%)
Total Annual Fund Operating Expenses After Expense Limitation		rr_NetExpensesOverAssets	1.35%
- 1 Year -		rr_ExpenseExampleYear01	$ 137
- 3 Years -		rr_ExpenseExampleYear03	1,509
- 5 Years -		rr_ExpenseExampleYear05	2,833
- 10 Years -		rr_ExpenseExampleYear10	$ 5,947
Conestoga SMid Cap Fund | Institutional Class
Risk Return Abstract		rr_RiskReturnAbstract
Management		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	[2]	rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	5.48%
Other Expenses	[4]	rr_OtherExpensesOverAssets	5.58%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	6.43%
Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(5.33%)
Total Annual Fund Operating Expenses After Expense Limitation		rr_NetExpensesOverAssets	1.10%
- 1 Year -		rr_ExpenseExampleYear01	$ 112
- 3 Years -		rr_ExpenseExampleYear03	1,429
- 5 Years -		rr_ExpenseExampleYear05	2,709
- 10 Years -		rr_ExpenseExampleYear10	$ 5,752

[1]	The Board of Trustees of the Trust will limit the Distribution (12b-1) Fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares.
[2]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund's Investors Class shareholders and the Fund's Institutional Class shareholders, respectively.
[3]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the Fund's average daily net assets until at least January 31, 2016, subject to termination at any time at the option of the Board of Trustees. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[4]	"Other Expenses" for Institutional Class shares of the Fund are estimated and are based on the expenses of Investors Class shares for the current fiscal year.